Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Suppliers	$ 24,964,569	$ 505,989,382	$ 368,345,849
Accounts and accrued expenses payable	$ 3,590,495	72,773,222	83,646,764
Leases		46,825,266	41,848,333	$ 51,131,575
Debt		1,745,481,072	1,577,509,797
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Suppliers		505,989,382	368,345,849
Accounts and accrued expenses payable		72,773,222	83,646,764
Leases		46,825,266	41,848,333
Debt		1,978,772,255	1,794,470,357
Total		2,604,360,125	2,288,311,303
Total
Disclosure of detailed information about financial instruments [line items]
Suppliers		505,989,382	368,345,849
Accounts and accrued expenses payable		72,773,222	83,646,764
Leases		66,590,456	62,292,263
Debt		3,175,630,802	2,872,712,452
Total		3,820,983,862	3,386,997,328
Maturity Period One
Disclosure of detailed information about financial instruments [line items]
Suppliers		505,989,382	368,345,849
Accounts and accrued expenses payable		72,773,222	83,646,764
Leases		11,092,958	9,869,758
Debt		514,395,729	550,583,179
Total		1,104,251,291	1,012,445,550
Maturity Period Two
Disclosure of detailed information about financial instruments [line items]
Leases		7,288,901	6,994,150
Debt		426,064,511	206,633,907
Total		433,353,412	213,628,057
Maturity Period Three
Disclosure of detailed information about financial instruments [line items]
Leases		7,182,819	6,078,204
Debt		231,981,151	256,300,963
Total		239,163,970	262,379,167
Maturity Period Four
Disclosure of detailed information about financial instruments [line items]
Leases		6,327,785	6,033,850
Debt		185,726,755	192,796,139
Total		192,054,540	198,829,989
Maturity Period Five
Disclosure of detailed information about financial instruments [line items]
Leases		5,000,783	5,235,062
Debt		142,388,201	145,605,972
Total		147,388,984	150,841,034
Maturity Period After Year Five
Disclosure of detailed information about financial instruments [line items]
Leases		29,697,210	28,081,239
Debt		1,675,074,455	1,520,792,292
Total		$ 1,704,771,665	$ 1,548,873,531